Impairment of Assets - Lifecell - Additional Information (Detail) - Lifecell [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of weighted average cost of capital [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	5.30%	6.00%
Description on key assumptions	A post-tax WACC rate of 27.0% for the period from 2019 to 2024, a post-tax WACC rate of 26.3% for the period after 2024 and a terminal growth rate of 5.3% were used to extrapolate cash flows beyond the 6-year forecasts period based on the business plans.	Post-tax WACC rate of 26.5% for the period from 2018 to 2022, a post-tax WACC rate of 25.9% for the period after 2022 and a terminal growth rate of 6.0% were used to extrapolate cash flows beyond the 6-year forecasts period based on the business plans.
Individual assets or cash-generating units [member] | 2018 to 2022 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate		26.50%
Individual assets or cash-generating units [member] | After 2022 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate		25.90%
Individual assets or cash-generating units [member] | 2019 to 2024 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate	27.00%
Individual assets or cash-generating units [member] | After 2024 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate	26.30%